Schedule of Investments (unaudited)
December 31, 2021
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Municipal Bonds
Alabama — 1.3%
County of Jefferson Sewer Revenue, Refunding RB, Series D, 6.50%, 10/01/53	USD	1,000	$ 1,129,272
Hoover IDB, RB, AMT, 6.38%, 11/01/50(a)		1,645	2,107,860
State of Alabama Docks Department, Refunding RB, AMT, (AGM), Series A, 5.00%, 10/01/35		1,000	1,206,746
Tuscaloosa County IDA, Refunding RB, Series A, 5.25%, 05/01/44(b)		1,080	1,187,480
			5,631,358
American Samoa — 0.1%
American Samoa EDA, RB, Series A, 5.00%, 09/01/38(b)		265	330,350
Arizona — 2.5%
Arizona IDA
RB, 5.00%, 07/01/45(b)		265	290,231
RB, 5.00%, 12/15/49(b)		105	119,429
RB, 7.10%, 01/01/55(b)		1,150	1,170,728
RB, 5.00%, 07/01/55(b)		285	309,510
RB, Series B, 5.13%, 07/01/47(b)		195	218,323
Refunding RB, 5.50%, 07/01/52(b)		610	656,389
Refunding RB, Series A, 5.00%, 07/01/26(b)		300	331,518
Refunding RB, Series A, 5.13%, 07/01/37(b)		605	690,779
Refunding RB, Series G, 5.00%, 07/01/47(b)		185	211,774
City of Phoenix IDA
RB, 5.00%, 07/01/46(b)		570	625,030
RB, 5.00%, 07/01/59		880	1,037,226
RB, Series A, 5.00%, 07/01/49(b)		270	274,736
Refunding RB, 5.00%, 07/01/35(b)		300	327,214
Refunding RB, 5.00%, 07/01/45(b)		100	107,711
Refunding RB, Series A, 5.00%, 07/01/35(b)		45	49,930
County of Pima IDA
RB, 5.13%, 07/01/39		145	152,164
RB, 5.25%, 07/01/49		180	187,644
Refunding RB, 4.00%, 06/15/51(b)(c)		810	837,083
Refunding RB, 5.00%, 07/01/56(b)		295	327,458
Refunding RB, 4.00%, 06/15/57(b)(c)		625	643,385
La Paz County IDA, RB, 5.88%, 06/15/48(b)		285	312,217
Maricopa County IDA
RB, 5.25%, 10/01/40(b)		280	318,451
RB, 5.50%, 10/01/51(b)		280	318,817
Refunding RB, Series A, 4.13%, 09/01/38		230	264,169
Salt Verde Financial Corp., RB, 5.00%, 12/01/37		500	697,452
Tempe IDA, RB, 4.00%, 12/01/56		255	275,277
			10,754,645
Arkansas — 1.7%
Arkansas Development Finance Authority
RB, AMT, 4.50%, 09/01/49(b)		3,045	3,360,169
RB, AMT, 4.75%, 09/01/49(b)		3,150	3,563,105
Pulaski County Public Facilities Board
RB, 5.00%, 12/01/39		230	260,410
RB, 5.00%, 12/01/42		250	278,467
			7,462,151
California — 5.9%
California Community Housing Agency
RB, 3.00%, 08/01/56(b)		645	587,818
RB, Series A, 5.00%, 04/01/49(b)		165	186,853
RB, Series A-2, 4.00%, 08/01/47(b)		1,055	1,063,542
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/36		300	300,350
Security		Par (000)	Value
California (continued)
California Health Facilities Financing Authority, Refunding RB, 4.00%, 08/15/48	USD	625	$ 743,418
California HFA
RB, Series 2021-1, Class A, 3.50%, 11/20/35		974	1,111,532
RB, Series 2021-3, Class A, 3.25%, 11/20/36		980	1,111,465
California Municipal Finance Authority
RB, 5.63%, 07/01/44(b)		150	160,379
Refunding RB, Series A, 5.00%, 02/01/46		650	740,800
Refunding RB, Series B, 5.00%, 01/01/37		630	749,224
California Public Finance Authority, RB, 6.25%, 07/01/54(b)		1,100	1,261,122
California School Finance Authority
RB, Series A, 6.75%, 11/01/45(b)		250	277,560
Refunding RB, 5.00%, 07/01/51(b)		300	334,030
California Statewide Communities Development Authority
Refunding RB, Series A, 5.25%, 11/01/44(b)		250	264,335
Refunding RB, (AGM), 5.00%, 11/15/49		500	565,479
California Statewide Financing Authority
RB, 6.00%, 05/01/43		315	315,848
RB, 6.00%, 05/01/43		85	85,229
City of Irvine, Special Tax Bonds, 5.00%, 09/01/44		250	276,088
City of Roseville, Special Tax Bonds, 5.00%, 09/01/44		500	540,414
CMFA Special Finance Agency, RB, Series A-1, 3.00%, 12/01/56(b)		100	89,715
CMFA Special Finance Agency I, RB, Series A-2, 4.00%, 04/01/56(b)		2,250	2,411,135
CSCDA Community Improvement Authority
RB, 2.65%, 12/01/46(b)		760	704,672
RB, 3.13%, 07/01/56(b)		695	638,064
RB, 3.25%, 07/01/56(b)		235	220,549
RB, 3.13%, 08/01/56(b)		1,090	1,028,889
RB, 4.00%, 10/01/56(b)		1,080	1,131,920
RB, 4.00%, 12/01/56(b)		910	868,786
RB, 4.00%, 03/01/57(b)		505	517,114
RB, 3.25%, 05/01/57(b)		350	322,915
RB, 4.00%, 06/01/57(b)		300	261,074
RB, 4.00%, 07/01/58(b)		300	282,472
RB, 4.00%, 07/01/58(b)		265	238,025
RB, 4.00%, 12/01/59(b)		435	355,677
RB, 4.00%, 12/01/59(b)		1,080	893,545
Golden State Tobacco Securitization Corp.
Refunding RB, Series A-1, 3.50%, 06/01/36		790	800,731
Refunding RB, Series A-1, 5.00%, 06/01/47		115	117,270
Refunding RB, Series A-2, 5.00%, 06/01/47		1,865	1,901,873
Hastings Campus Housing Finance Authority, RB, Series A, 0.00%, 07/01/61(b)(d)		1,045	638,491
Riverside County Public Financing Authority, RB, 5.25%, 11/01/45		500	589,642
Riverside County Transportation Commission
Refunding RB, 4.00%, 06/01/47		265	304,136
Refunding RB, 3.00%, 06/01/49		180	188,177
San Francisco City & County Redevelopment Agency Successor Agency, TA, 0.00%, 08/01/31(b)(d)		580	366,734
			25,547,092
Colorado — 4.1%
Amber Creek Metropolitan District, GO, Refunding, Series A, 5.13%, 12/01/47		1,000	1,044,400
Arista Metropolitan District, GO, Refunding, 5.00%, 12/01/38		500	533,546
Aurora Crossroads Metropolitan District No. 2, GO, Series A, 5.00%, 12/01/50		500	539,777

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Colorado (continued)
Aviation Station North Metropolitan District No. 2, GO, Series A, 5.00%, 12/01/48	USD	500	$ 531,535
Banning Lewis Ranch Metropolitan District No. 8, GO, 4.88%, 12/01/51(b)		500	495,714
Broadway Station Metropolitan District No. 2, GO, Series A, 5.13%, 12/01/48		1,050	1,127,439
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)		155	162,007
Colorado Educational & Cultural Facilities Authority, Refunding RB, 5.00%, 12/15/45		500	546,839
Colorado Health Facilities Authority
RB, 5.25%, 01/01/45		620	650,273
RB, Series A, 5.00%, 05/15/35		360	387,275
RB, Series A, 5.00%, 05/15/44		270	285,991
RB, Series A, 5.00%, 05/15/49		180	189,052
RB, Series A, 5.00%, 05/15/58		380	395,137
Refunding RB, 5.00%, 07/01/38		215	223,525
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40		950	1,085,288
DIATC Metropolitan District, GO, 3.25%, 12/01/29(b)		590	608,138
First Creek Village Metropolitan District
GO, Series A, 5.00%, 12/01/39		600	649,986
GO, Series A, 5.00%, 08/01/49		540	580,960
Highlands Metropolitan District No. 1, GO, 5.00%, 12/01/51		575	613,551
Lanterns Metropolitan District No. 2, GO, Series A, 4.50%, 12/01/50		500	486,821
Loretto Heights Community Authority, RB, 4.88%, 12/01/51		570	581,385
North Holly Metropolitan District, GO, Series A, 5.50%, 12/01/48		500	533,183
Palisade Metropolitan District No. 2, GO, 7.25%, 12/15/49		675	708,173
Pueblo Urban Renewal Authority, TA, 4.75%, 12/01/45(b)		930	1,049,031
Serenity Ridge Metropolitan District No. 2, GO, Refunding, Series A, 5.13%, 12/01/37		550	616,595
Southlands Metropolitan District No. 1
GO, Refunding, Series A-1, 5.00%, 12/01/37		250	284,110
GO, Refunding, Series A-1, 5.00%, 12/01/47		180	201,141
Thompson Crossing Metropolitan District No. 4, GO, Refunding, 5.00%, 12/01/49		645	691,554
Village at Dry Creek Metropolitan District No. 2, GO, 4.38%, 12/01/44		885	935,199
Waters’ Edge Metropolitan District No. 2, GO, 5.00%, 12/01/51		560	565,066
Westcreek Metropolitan District No. 2, GO, Series A, 5.38%, 12/01/48		500	527,230
			17,829,921
Connecticut — 0.4%
Connecticut State Health & Educational Facilities Authority
RB, Series A, 5.00%, 01/01/45(b)		190	206,836
RB, Series A, 5.00%, 01/01/55(b)		255	276,051
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b)		775	809,823
Mohegan Tribe of Indians of Connecticut
RB, Series A, 6.75%, 02/01/45(b)		98	101,243
Refunding RB, Series C-1, 6.25%, 02/01/30(b)		330	371,768
			1,765,721
Security		Par (000)	Value
District of Columbia — 2.2%
District of Columbia Tobacco Settlement Financing Corp.
RB, 0.00%, 06/15/46(d)	USD	8,970	$ 1,998,296
RB, 0.00%, 06/15/46(d)		10,325	2,029,932
RB, 0.00%, 06/15/55(d)		19,300	1,994,892
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, 4.00%, 10/01/49		3,030	3,424,787
			9,447,907
Florida — 8.5%
Brevard County Health Facilities Authority
Refunding RB, 4.00%, 11/15/23(b)		200	207,315
Refunding RB, 4.00%, 11/15/26(b)		475	513,102
Refunding RB, 4.00%, 11/15/28(b)		510	561,765
Refunding RB, 4.00%, 11/15/30(b)		555	620,036
Refunding RB, 4.00%, 11/15/34(b)		650	718,151
Refunding RB, 5.00%, 04/01/39		500	543,225
Capital Region Community Development District, Special Assessment Refunding RB, Series A-2, 4.60%, 05/01/31		480	531,871
Capital Trust Agency, Inc.
RB, 5.00%, 06/01/41(b)		100	110,737
RB, 5.00%, 06/15/49(b)		100	109,997
RB, 5.75%, 06/01/54(b)		420	454,451
RB, 5.00%, 06/01/56(b)		160	172,739
RB, 4.88%, 06/15/56(b)		1,335	1,379,687
RB, 0.00%, 07/01/61(b)(d)		36,570	4,118,889
Celebration Pointe Community Development District No. 1
Special Assessment RB, 4.00%, 05/01/22(b)		25	25,143
Special Assessment RB, 5.13%, 05/01/45		235	248,185
Charlotte County IDA
RB, 5.00%, 10/01/34(b)		105	118,538
RB, 5.00%, 10/01/49(b)		510	556,709
Collier County Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45		1,000	1,118,420
County of Broward Airport System Revenue, RB, AMT, Series A, 4.00%, 10/01/49		610	690,383
County of Broward Port Facilities Revenue, RB, AMT, Series B, 4.00%, 09/01/49		2,500	2,784,841
County of Osceola Transportation Revenue
Refunding RB, Series A-2, 0.00%, 10/01/46(d)		935	417,542
Refunding RB, Series A-2, 0.00%, 10/01/47(d)		900	386,965
Refunding RB, Series A-2, 0.00%, 10/01/48(d)		635	262,863
Refunding RB, Series A-2, 0.00%, 10/01/49(d)		525	209,345
County of Palm Beach, RB, 5.00%, 04/01/51(b)		110	124,287
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45		505	567,106
Florida Development Finance Corp.
RB, 5.00%, 06/15/51(b)		840	917,457
RB, 5.25%, 06/01/55(b)		645	741,267
RB, 5.13%, 06/15/55(b)		2,490	2,602,938
RB, Series A, 6.13%, 06/15/44		45	48,905
RB, Series C, 5.75%, 12/15/56(b)		370	369,799
RB, AMT, 5.00%, 08/01/29(a)(b)		470	479,566
Refunding RB, 5.00%, 06/01/51		245	281,289
Refunding RB, 4.00%, 06/01/55(b)		300	328,955
Refunding RB, Series A, 4.50%, 12/15/56(b)		1,085	1,084,305
Grand Oaks Community Development District
Special Assessment RB, 4.25%, 05/01/40		210	222,864
Special Assessment RB, 4.50%, 05/01/52		235	249,177
Greater Orlando Aviation Authority, Refunding RB, AMT, 5.00%, 11/15/36		250	263,613

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Florida (continued)
Harbor Bay Community Development District, Special Assessment Refunding RB, Series A-2, 3.70%, 05/01/33	USD	370	$ 389,711
Hillsborough County Aviation Authority, Refunding RB, AMT, Series A, 5.00%, 10/01/44		350	387,235
Lakewood Ranch Stewardship District
Special Assessment RB, 3.00%, 05/01/24		100	101,134
Special Assessment RB, 3.13%, 05/01/25		255	259,324
Special Assessment RB, 3.25%, 05/01/29		225	233,332
Special Assessment RB, 4.75%, 05/01/29		180	200,276
Special Assessment RB, 4.95%, 05/01/29(b)		135	151,560
Special Assessment RB, 4.88%, 05/01/35		150	159,550
Special Assessment RB, 4.40%, 05/01/39		525	572,735
Special Assessment RB, 5.30%, 05/01/39		205	235,687
Special Assessment RB, 5.50%, 05/01/39(b)		135	156,971
Special Assessment RB, 5.13%, 05/01/46		100	107,725
Special Assessment RB, 5.45%, 05/01/48		365	417,341
Special Assessment RB, 5.65%, 05/01/48(b)		210	242,833
Special Assessment RB, 4.00%, 05/01/49(b)		200	209,711
Special Assessment RB, 3.90%, 05/01/50		240	254,234
Orange County Health Facilities Authority
RB, 5.00%, 08/01/35		250	281,889
Refunding RB, 5.00%, 08/01/41		695	756,094
Osceola Chain Lakes Community Development District, Special Assessment RB, 3.25%, 05/01/25		300	306,110
Parker Road Community Development District
Special Assessment Refunding RB, 3.10%, 05/01/25		175	177,530
Special Assessment Refunding RB, 3.38%, 05/01/30		335	348,630
Pinellas County IDA, RB, 5.00%, 07/01/39		250	292,074
Portico Community Development District
Special Assessment RB, Series 2, 3.25%, 05/01/31		100	105,815
Special Assessment RB, Series 2, 4.00%, 05/01/50		425	453,440
Preserve at South Branch Community Development District
Special Assessment RB, 3.25%, 11/01/24		75	76,311
Special Assessment RB, 3.50%, 11/01/30		200	209,847
Sandridge Community Development District
Special Assessment RB, Series A1, 3.88%, 05/01/41		135	141,421
Special Assessment RB, Series A1, 4.00%, 05/01/51		130	135,588
Special Assessment RB, Series A-2, 3.88%, 05/01/31		155	160,983
Sawyers Landing Community Development District, Special Assessment RB, 4.25%, 05/01/53		815	874,781
Seminole County IDA, Refunding RB, 5.75%, 11/15/54		595	660,254
Southern Groves Community Development District No. 5, Special Assessment Refunding RB, 3.60%, 05/01/34		375	393,022
Tolomato Community Development District, Special Assessment Refunding RB, Sub-Series A-2, 4.25%, 05/01/37		185	199,696
Trout Creek Community Development District
Special Assessment RB, 4.50%, 05/01/23		100	101,769
Special Assessment RB, 5.00%, 05/01/28		240	263,168
Special Assessment RB, 5.63%, 05/01/45		200	214,031
Security		Par (000)	Value
Florida (continued)
West Villages Improvement District
Special Assessment RB, 4.25%, 05/01/29	USD	100	$ 107,531
Special Assessment RB, 4.75%, 05/01/39		190	208,894
Special Assessment RB, 5.00%, 05/01/50		290	318,867
Westside Community Development District, Special Assessment Refunding RB, 3.75%, 05/01/29(b)		805	850,504
			36,860,035
Georgia — 0.6%
Gainesville & Hall County Hospital Authority, Refunding RB, (County GTD), 5.50%, 08/15/54		250	288,777
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49		950	1,462,943
Municipal Electric Authority of Georgia, Refunding RB, Sub-Series A, 4.00%, 01/01/49		845	951,461
			2,703,181
Guam — 0.4%
Territory of Guam
Refunding RB, Series A, 5.00%, 11/01/35		265	336,077
Refunding RB, Series A, 5.00%, 11/01/40		365	452,661
Refunding RB, Series F, 4.00%, 01/01/36		315	362,807
Refunding RB, Series F, 4.00%, 01/01/42		405	457,289
			1,608,834
Idaho — 0.3%
Idaho Health Facilities Authority
RB, 4.00%, 12/01/43		330	381,655
Refunding RB, 3.00%, 03/01/51		1,045	1,085,824
			1,467,479
Illinois — 4.3%
Chicago Board of Education
GO, Series A, 5.00%, 12/01/41		200	200,425
GO, Series A, 5.00%, 12/01/42		570	588,509
GO, Series D, 5.00%, 12/01/46		190	224,781
GO, Series D, 5.00%, 12/01/46		485	511,046
GO, Series H, 5.00%, 12/01/46		625	723,863
GO, Refunding, Series A, 0.00%, 12/01/25(d)		135	128,833
GO, Refunding, Series A, 5.00%, 12/01/28		125	154,042
GO, Refunding, Series A, 5.00%, 12/01/30		505	628,589
GO, Refunding, Series B, 4.00%, 12/01/35		230	235,400
GO, Refunding, Series C, 5.00%, 12/01/25		225	260,887
GO, Refunding, Series C, 5.00%, 12/01/34		625	739,396
GO, Refunding, Series D, 5.00%, 12/01/25		290	336,254
GO, Refunding, Series F, 5.00%, 12/01/22		215	224,103
Chicago O’Hare International Airport
Refunding RB, Series D, 5.00%, 01/01/39		260	271,274
Refunding RB, Series D, 5.00%, 01/01/46		1,000	1,118,655
City of Chicago Wastewater Transmission Revenue, Refunding RB, Series C, 5.00%, 01/01/39		500	556,041
Cook County Community College District No. 508, GO, 5.25%, 12/01/30		920	992,241
Illinois Finance Authority
Refunding RB, 6.13%, 02/01/45		150	155,396
Refunding RB, 5.00%, 02/15/47		900	1,022,886
Refunding RB, Series C, 5.00%, 02/15/41		650	773,184
Metropolitan Pier & Exposition Authority
RB, 5.50%, 06/15/53		390	452,702
RB, 5.00%, 06/15/57		660	769,383
Refunding RB, 4.00%, 12/15/47(c)		1,295	1,460,562
Refunding RB, (State Appropriation), Series B, 5.00%, 06/15/52		80	81,411
State of Illinois
GO, 5.00%, 01/01/28		1,005	1,168,666

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Illinois (continued)
State of Illinois
GO, 5.00%, 04/01/31	USD	1,000	$ 1,089,803
GO, 5.50%, 07/01/33		365	389,949
GO, 5.00%, 03/01/37		300	301,941
GO, 5.00%, 02/01/39		1,000	1,083,732
GO, 5.00%, 05/01/39		275	300,522
GO, Series A, 5.00%, 01/01/33		310	310,867
GO, Series A, 5.00%, 12/01/35		825	983,009
GO, Series D, 5.00%, 11/01/28		295	355,614
GO, Refunding, Series B, 5.00%, 10/01/27		105	126,932
			18,720,898
Indiana — 0.7%
City of Anderson, RB, 5.38%, 01/01/40		340	354,506
City of Vincennes, Refunding RB, 6.25%, 01/01/29(b)		350	350,514
Indiana Finance Authority
RB, AMT, 6.75%, 05/01/39		640	837,665
RB, AMT, 5.25%, 01/01/51		1,000	1,070,853
Refunding RB, 4.75%, 03/01/32		270	271,898
			2,885,436
Iowa — 1.0%
Iowa Finance Authority
RB, Series A, 5.00%, 05/15/48		940	1,055,926
Refunding RB, 5.25%, 12/01/25		310	333,450
Refunding RB, 5.25%, 12/01/50(a)		400	424,401
Refunding RB, Series E, 4.00%, 08/15/46		570	624,363
Iowa Student Loan Liquidity Corp., Refunding RB, AMT, 3.50%, 12/01/44		2,000	2,068,494
			4,506,634
Louisiana — 0.9%
Juban Crossing Economic Development District, Refunding RB, 7.00%, 09/15/44(b)		375	372,750
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 5.00%, 07/01/54(b)		400	442,647
Louisiana Public Facilities Authority
RB, 5.00%, 06/01/41(b)		310	341,069
RB, 5.25%, 06/01/51(b)		455	500,812
RB, 5.25%, 06/01/60(b)		840	918,252
Parish of St. James, RB, Series 2, 6.35%, 07/01/40(b)		950	1,262,085
			3,837,615
Maine — 0.1%
Finance Authority of Maine, RB, AMT, 8.00%, 12/01/51(b)		570	580,352
Maryland — 1.7%
Anne Arundel County Consolidated Special Taxing District, Special Tax Bonds, 5.25%, 07/01/44		250	263,282
City of Baltimore
Refunding RB, 4.00%, 09/01/27		100	109,596
Refunding TA, 3.20%, 06/01/30(b)		200	208,789
Refunding TA, 3.25%, 06/01/31(b)		225	234,984
Refunding TA, 3.30%, 06/01/32(b)		500	522,158
Refunding TA, 3.35%, 06/01/33(b)		540	563,177
Refunding TA, 3.40%, 06/01/34(b)		570	593,873
Refunding TA, 3.45%, 06/01/35(b)		610	635,149
County of Frederick, Refunding TA, 4.63%, 07/01/43(b)		1,100	1,304,237
Maryland EDC, Refunding RB, 5.00%, 07/01/39		100	107,197
Security		Par (000)	Value
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority
RB, 7.00%, 03/01/55(b)	USD	1,940	$ 2,217,243
Refunding RB, 5.00%, 07/01/40		500	564,194
			7,323,879
Massachusetts — 1.4%
Massachusetts Development Finance Agency
RB, 5.00%, 01/01/43		500	594,957
RB, 5.00%, 01/01/48		1,000	1,181,680
RB, 5.00%, 10/01/54		710	808,327
RB, Series A, 5.00%, 01/01/47		500	579,045
RB, Series N, 5.00%, 07/01/44		500	550,202
Refunding RB, 4.00%, 07/01/45		120	137,114
Refunding RB, 4.00%, 07/01/50		225	254,412
Refunding RB, Series A, 4.00%, 07/01/44		1,250	1,406,661
Massachusetts HFA, Refunding RB, AMT, Series A, 4.45%, 12/01/42		605	631,451
			6,143,849
Michigan — 0.6%
Advanced Technology Academy, Refunding RB, 3.88%, 11/01/29		250	269,356
City of Detroit
GO, 5.00%, 04/01/34		90	105,926
GO, 5.00%, 04/01/35		90	105,717
GO, 5.00%, 04/01/36		65	76,160
GO, 5.00%, 04/01/37		100	116,896
GO, 5.00%, 04/01/38		45	52,481
Michigan Finance Authority, RB, AMT, 5.00%, 07/01/44		250	255,753
Wayne County Airport Authority
RB, Series B, 5.00%, 12/01/44		500	556,937
RB, Series D, 5.00%, 12/01/40		500	574,449
RB, AMT, 5.00%, 12/01/39		250	278,138
			2,391,813
Minnesota — 1.6%
City of Deephaven, Refunding RB, 5.25%, 07/01/37		605	654,804
City of Forest Lake, Refunding RB, 5.00%, 07/01/56		2,140	2,366,340
City of Minneapolis
RB, 5.00%, 07/01/40		435	482,911
RB, Series A, 5.75%, 07/01/55		850	991,764
Duluth EDA
Refunding RB, 4.25%, 02/15/48		1,265	1,408,603
Refunding RB, 5.25%, 02/15/58		425	511,316
Housing & Redevelopment Authority of the City of St. Paul Minnesota, RB, Series A, 5.50%, 07/01/38(b)		240	275,614
			6,691,352
Missouri — 0.7%
City of St. Louis Missouri IDA
Refunding RB, 4.38%, 11/15/35		215	216,721
Refunding RB, 4.75%, 11/15/47		240	238,644
Kansas City IDA
RB, Series C, 7.50%, 11/15/46		64	64,396
Refunding RB, 2.00%, 11/15/46		52	2,585
Refunding RB, 5.00%, 11/15/46		116	116,240
Kansas City Land Clearance Redevelopment Authority
TA, 4.38%, 02/01/31(b)		720	737,735
TA, 5.00%, 02/01/40(b)		260	267,396
Plaza at Noah’s Ark Community Improvement District
Refunding RB, 3.00%, 05/01/22		250	250,974

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Missouri (continued)
Plaza at Noah’s Ark Community Improvement District
Refunding RB, 3.00%, 05/01/25	USD	100	$ 102,740
St. Louis County IDA, Refunding RB, 5.00%, 09/01/37		695	802,915
			2,800,346
Nebraska — 0.1%
Douglas County Hospital Authority No. 3, Refunding RB, 5.00%, 11/01/45		500	570,400
Nevada — 1.5%
City of Las Vegas Special Improvement District No. 815, Special Assessment RB, 5.00%, 12/01/49		190	218,015
City of Reno, Refunding RB, (AGM), Series A-1, 4.00%, 06/01/46		5,000	5,532,776
Tahoe-Douglas Visitors Authority
RB, 5.00%, 07/01/40		190	222,919
RB, 5.00%, 07/01/45		240	277,646
RB, 5.00%, 07/01/51		255	291,797
			6,543,153
New Hampshire — 0.5%
New Hampshire Business Finance Authority
RB, Series A, 4.13%, 08/15/40		320	333,455
RB, Series A, 4.25%, 08/15/46		365	377,805
RB, Series A, 4.50%, 08/15/55		755	785,269
Refunding RB, 4.63%, 11/01/42(b)		320	332,893
Refunding RB, Series A, 3.63%, 07/01/43(a)(b)		290	308,452
Refunding RB, AMT, 4.88%, 11/01/42(b)		130	135,712
			2,273,586
New Jersey — 6.0%
Casino Reinvestment Development Authority, Inc.
Refunding RB, 5.25%, 11/01/39		250	273,779
Refunding RB, 5.25%, 11/01/44		560	608,210
New Jersey EDA
RB, 5.00%, 07/01/32		200	218,574
RB, 5.25%, 11/01/54(b)		945	1,012,580
RB, Series EEE, 5.00%, 06/15/43		2,935	3,550,097
RB, Series WW, 5.25%, 06/15/40		55	63,905
RB, Series WW, 5.25%, 06/15/40		945	1,074,534
RB, AMT, 6.50%, 04/01/31		90	101,940
RB, AMT, 5.38%, 01/01/43		500	542,908
Refunding RB, Series A, 6.00%, 08/01/49(b)		250	262,284
Refunding RB, (AGM), 5.00%, 06/01/37		200	238,437
New Jersey Health Care Facilities Financing Authority
RB, 4.00%, 07/01/47		540	602,216
Refunding RB, 4.25%, 07/01/44		395	424,743
Refunding RB, 5.00%, 07/01/44		220	242,524
New Jersey Higher Education Student Assistance Authority
RB, AMT, Series B, 2.50%, 12/01/40		790	834,376
Refunding RB, AMT, Sub-Series C, 3.63%, 12/01/49		820	837,372
New Jersey Transportation Trust Fund Authority
RB, 5.25%, 06/15/43		1,615	1,985,693
RB, Series AA, 5.00%, 06/15/38		325	331,958
RB, Series AA, 5.25%, 06/15/41		205	233,722
RB, Series AA, 5.00%, 06/15/44		30	31,751
RB, Series AA, 5.00%, 06/15/44		30	32,635
RB, Series AA, 4.00%, 06/15/45		710	815,263
RB, Series AA, 5.00%, 06/15/46		450	503,336
RB, Series BB, 4.00%, 06/15/50		4,000	4,488,697
New Jersey Turnpike Authority
RB, Series A, 5.00%, 01/01/43		370	378,726
Security		Par (000)	Value
New Jersey (continued)
New Jersey Turnpike Authority
RB, Series A, 4.00%, 01/01/48	USD	2,000	$ 2,297,322
Tobacco Settlement Financing Corp.
Refunding RB, Series A, 5.00%, 06/01/35		375	453,599
Refunding RB, Series A, 5.25%, 06/01/46		1,100	1,322,401
Refunding RB, Sub-Series B, 5.00%, 06/01/46		1,795	2,088,026
			25,851,608
New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, 5.50%, 07/01/42		325	332,630
New York — 7.1%
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(b)		285	319,690
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 06/01/48		1,000	1,032,191
County of Cattaraugus, RB, 5.00%, 05/01/44		195	210,911
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45		495	499,436
Hempstead Town Local Development Corp., RB, 5.00%, 07/01/44		500	544,042
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56		125	136,873
Metropolitan Transportation Authority
RB, Series B, 3.00%, 11/15/25		165	168,667
RB, Series C-1, 4.75%, 11/15/45		1,285	1,540,987
RB, Series C-1, 5.25%, 11/15/55		1,950	2,399,601
New York City Housing Development Corp., RB, Series C-1, 4.20%, 11/01/44		1,000	1,026,775
New York Counties Tobacco Trust IV
Refunding RB, 6.25%, 06/01/41(b)		550	561,258
Refunding RB, Series A, 5.00%, 06/01/42		915	928,368
Refunding RB, Series A, 5.00%, 06/01/45		225	228,287
New York Counties Tobacco Trust VI
Refunding RB, 5.00%, 06/01/45		835	926,209
Refunding RB, 5.00%, 06/01/51		420	465,248
New York Liberty Development Corp.
Refunding RB, 5.38%, 11/15/40(b)		150	167,782
Refunding RB, 5.00%, 11/15/44(b)		3,000	3,288,378
Refunding RB, 2.88%, 11/15/46		1,990	2,023,981
Refunding RB, 3.00%, 11/15/51		455	476,343
New York State Dormitory Authority
Refunding RB, 5.00%, 12/01/35(b)		215	254,859
Refunding RB, Series A, 4.00%, 03/15/47		2,000	2,352,694
New York State Thruway Authority, Refunding RB, Series B, 4.00%, 01/01/45		1,190	1,371,462
New York Transportation Development Corp.
RB, AMT, 5.00%, 07/01/34		500	551,191
RB, AMT, 5.00%, 10/01/35		240	297,324
RB, AMT, 5.00%, 10/01/40		680	828,145
RB, AMT, 5.00%, 07/01/41		1,470	1,614,065
RB, AMT, 4.00%, 04/30/53		640	731,481
Refunding RB, AMT, 5.38%, 08/01/36		865	1,080,840
Tompkins County Development Corp., Refunding RB, 5.00%, 07/01/44		385	416,060
Westchester County Healthcare Corp., RB, Series A, 5.00%, 11/01/44		314	342,063
Westchester County Local Development Corp.
Refunding RB, 5.00%, 01/01/34		1,080	1,121,804
Refunding RB, 5.00%, 07/01/46(b)		1,125	1,205,439

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
New York (continued)
Westchester Tobacco Asset Securitization Corp.
Refunding RB, Sub-Series C, 4.00%, 06/01/42	USD	850	$ 928,634
Refunding RB, Sub-Series C, 5.13%, 06/01/51		500	569,269
			30,610,357
North Carolina — 0.1%
North Carolina Medical Care Commission, Refunding RB, 5.25%, 01/01/41		250	263,575
Town of Mooresville, Special Assessment RB, 5.38%, 03/01/40(b)		250	265,934
			529,509
North Dakota — 0.2%
County of Cass, Refunding RB, 5.25%, 02/15/58		855	1,032,512
Ohio — 3.1%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, 5.00%, 06/01/55		5,545	6,430,622
Cleveland-Cuyahoga County Port Authority
Refunding TA, 4.00%, 12/01/55(b)		185	195,873
Refunding TA, 4.50%, 12/01/55(b)		155	169,496
County of Franklin
RB, 6.13%, 07/01/40		30	30,872
RB, 6.13%, 07/01/40		555	571,139
County of Hamilton
Refunding RB, 5.00%, 01/01/46		190	207,801
Refunding RB, 4.00%, 08/15/50		915	1,047,637
County of Hardin
Refunding RB, 5.00%, 05/01/30		140	153,332
Refunding RB, 5.25%, 05/01/40		285	307,092
Refunding RB, 5.50%, 05/01/50		670	716,815
Hickory Chase Community Authority, Refunding RB, 5.00%, 12/01/40(b)		450	482,690
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)		880	1,025,451
Port of Greater Cincinnati Development Authority, RB, 4.25%, 12/01/50(b)		265	268,806
Southern Ohio Port Authority, RB, AMT, Series A, 7.00%, 12/01/42(b)		1,380	1,570,757
State of Ohio, RB, AMT, Series P-3, 5.00%, 06/30/53		370	407,552
			13,585,935
Oklahoma — 2.0%
Norman Regional Hospital Authority, Refunding RB, 5.00%, 09/01/37		1,000	1,166,911
Oklahoma Development Finance Authority
RB, 7.25%, 09/01/51(b)		3,290	3,927,158
RB, Series B, 5.00%, 08/15/38		975	1,169,890
RB, Series B, 5.25%, 08/15/43		875	1,061,641
Tulsa Authority for Economic Opportunity, TA, 4.38%, 12/01/41(b)		235	233,993
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/45		965	1,084,327
			8,643,920
Oregon — 0.7%
Clackamas County School District No. 12 North Clackamas, GO, (School Bond Guaranty), Series A, 0.00%, 06/15/38(d)		275	156,170
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, 5.50%, 10/01/49		150	158,407
Oregon Health & Science University, Refunding RB, Series A, 3.00%, 07/01/51		1,865	1,969,487
Security		Par (000)	Value
Oregon (continued)
Oregon State Facilities Authority, RB, 5.25%, 06/15/55(b)	USD	305	$ 328,577
Yamhill County Hospital Authority, Refunding RB, 5.00%, 11/15/36		300	323,922
			2,936,563
Pennsylvania — 2.3%
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42(b)		295	337,107
Bucks County IDA
RB, 4.00%, 07/01/46		100	113,309
RB, 4.00%, 07/01/51		100	112,791
Hospitals & Higher Education Facilities Authority of Philadelphia, RB, Series A, 5.63%, 07/01/42		130	133,569
Montgomery County Higher Education and Health Authority, Refunding RB, 4.00%, 09/01/49		1,255	1,401,202
Montgomery County IDA, Refunding RB, 5.25%, 01/15/45		500	565,663
Pennsylvania Economic Development Financing Authority
RB, AMT, Series P-3, 5.00%, 06/30/42		1,625	1,849,381
Refunding RB, AMT, 5.50%, 11/01/44		500	529,389
Pennsylvania Higher Education Assistance Agency, RB, AMT, Series B, 3.00%, 06/01/47		1,010	995,670
Pennsylvania Higher Educational Facilities Authority
RB, 4.00%, 08/15/44		1,045	1,219,664
Refunding RB, 5.00%, 07/15/38		250	273,215
Pennsylvania Turnpike Commission
RB, Series B, 5.25%, 12/01/44		1,000	1,121,523
RB, Sub-Series A, 5.50%, 12/01/42		660	795,037
Philadelphia Authority for Industrial Development, Refunding RB, Series 2015, 5.00%, 04/01/45		500	565,983
			10,013,503
Puerto Rico — 10.7%
Children’s Trust Fund
RB, Series A, 0.00%, 05/15/57(d)		30,030	2,129,727
Refunding RB, 5.50%, 05/15/39		160	163,206
Commonwealth of Puerto Rico
GO, 5.13%, 07/01/31(e)(f)		205	203,462
GO, Series A, 5.13%, 07/01/31(e)(f)		2	1,985
GO, Series A-PSA, 5.25%, 07/01/22(e)(f)		75	74,437
GO, Series A-PSA, 6.00%, 07/01/38(e)(f)		160	160,973
GO, Series A-PSA, 5.75%, 07/01/41(e)(f)		90	87,975
GO, Series B-PSA, 5.25%, 07/01/17(e)(f)		30	30,000
GO, Refunding, Series A-PSA, 5.50%, 07/01/18(e)(f)		285	285,000
GO, Refunding, Series A-PSA, 5.50%, 07/01/32(e)(f)		90	89,325
GO, Refunding, Series A-PSA, 8.00%, 07/01/35(e)(f)		4,275	3,794,062
GO, Refunding, Series A-PSA, 5.50%, 07/01/39(e)(f)		865	814,308
GO, Refunding, Series A-PSA, 6.50%, 07/01/40(e)(f)		625	628,801
GO, Refunding, Series A-PSA, 5.00%, 07/01/41(e)(f)		4,485	4,030,894
GO, Refunding, Series B-PSA, 6.00%, 07/01/39(e)(f)		135	135,821
Puerto Rico Commonwealth Aqueduct & Sewer Authority
RB, Series A, 5.13%, 07/01/37		55	56,328
RB, Series A, 5.75%, 07/01/37		885	908,022

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority
RB, Series 2013 A-RSA-1, 7.00%, 07/01/33(e)(f)	USD	1,795	$ 1,911,675
RB, Series 2013 A-RSA-1, 6.75%, 07/01/36(e)(f)		775	825,375
RB, Series 2013 A-RSA-1, 7.00%, 07/01/43(e)(f)		175	186,375
RB, Series A-1-RSA-1, 10.00%, 07/01/19(e)(f)		42	45,581
RB, Series A-2-RSA-1, 10.00%, 07/01/19(e)(f)		212	229,958
RB, Series A-3, 10.00%, 07/01/19(e)(f)		177	192,065
RB, Series A-RSA-1, 5.00%, 07/01/29(e)(f)		385	385,131
RB, Series A-RSA-1, 5.00%, 07/01/42(e)(f)		470	470,160
RB, Series B-3, 10.00%, 07/01/19(e)(f)		177	192,065
RB, Series C-1, 5.40%, 01/01/18(e)(f)		486	449,871
RB, Series C-2, 5.40%, 07/01/18(e)(f)		486	449,944
RB, Series C-3, 5.40%, 01/01/20(e)(f)		49	45,912
RB, Series C-4, 5.40%, 07/01/20(e)(f)		49	45,912
RB, Series CCC, 5.00%, 07/01/27(e)(f)		545	506,169
RB, Series CCC-RSA-1, 5.25%, 07/01/26(e)(f)		125	125,043
RB, Series CCC-RSA-1, 5.25%, 07/01/28(e)(f)		70	70,024
RB, Series D-1-RSA-1, 7.50%, 01/01/20(e)(f)		426	453,261
RB, Series D-2-RSA-1, 7.50%, 01/01/20(e)(f)		840	894,970
RB, Series TT, 5.00%, 07/01/32(e)(f)		395	366,856
RB, Series TT-RSA-1, 5.00%, 07/01/18(e)(f)		160	160,055
RB, Series TT-RSA-1, 5.00%, 07/01/25(e)(f)		45	45,015
RB, Series TT-RSA-1, 5.00%, 07/01/26(e)(f)		190	190,065
RB, Series WW, 5.00%, 07/01/28(e)(f)		165	153,244
RB, Series WW, 5.50%, 07/01/38(e)(f)		130	122,037
RB, Series WW-RSA-1, 5.50%, 07/01/17(e)(f)		110	110,037
RB, Series WW-RSA-1, 5.50%, 07/01/18(e)(f)		95	95,032
RB, Series WW-RSA-1, 5.50%, 07/01/19(e)(f)		70	70,024
RB, Series WW-RSA-1, 5.38%, 07/01/22(e)(f)		940	940,320
RB, Series WW-RSA-1, 5.38%, 07/01/24(e)(f)		65	65,022
RB, Series WW-RSA-1, 5.25%, 07/01/33(e)(f)		75	75,026
RB, Series WW-RSA-1, 5.50%, 07/01/38(e)(f)		90	90,031
RB, Series XX-RSA-1, 5.25%, 07/01/27(e)(f)		50	50,017
RB, Series XX-RSA-1, 5.25%, 07/01/35(e)(f)		30	30,010
RB, Series XX-RSA-1, 5.75%, 07/01/36(e)(f)		600	600,205
RB, Series XX-RSA-1, 5.25%, 07/01/40(e)(f)		2,320	2,320,791
Refunding RB, Series AAA-RSA-1, 5.25%, 07/01/22(e)(f)		160	160,055
Refunding RB, Series AAA-RSA-1, 5.25%, 07/01/28(e)(f)		265	265,090
Refunding RB, Series AAA-RSA-1, 5.25%, 07/01/29(e)(f)		40	40,014
Refunding RB, Series DDD-RSA-1, 5.00%, 07/01/19(e)(f)		895	895,305
Refunding RB, Series UU-RSA-1, 0.00%, 07/01/17(a)(e)(f)		30	26,687
Refunding RB, Series UU-RSA-1, 0.00%, 07/01/18(a)(e)(f)		30	26,687
Refunding RB, Series UU-RSA-1, 0.00%, 07/01/20(a)(e)(f)		250	222,388
Refunding RB, Series UU-RSA-1, 0.79%, 07/01/31(a)(e)(f)		300	266,865
Refunding RB, Series ZZ, 5.25%, 07/01/23(e)(f)		930	869,550
Refunding RB, Series ZZ-RSA-1, 5.00%, 07/01/17(e)(f)		70	70,024
Refunding RB, Series ZZ-RSA-1, 5.25%, 07/01/19(e)(f)		235	235,080
Refunding RB, Series ZZ-RSA-1, 5.25%, 07/01/24(e)(f)		150	150,051
Refunding RB, Series ZZ-RSA-1, 5.00%, 07/01/28(e)(f)		75	75,026
Security		Par (000)	Value
Puerto Rico (continued)
Puerto Rico Infrastructure Financing Authority, RB, Series B, 5.00%, 07/01/41(e)(f)	USD	1,090	$ 527,364
Puerto Rico Public Buildings Authority
Refunding RB, (Commonwealth GTD), 10.00%, 07/01/34(e)(f)		85	96,475
Refunding RB, (Commonwealth GTD), Series F-PSA, 5.25%, 07/01/24(e)(f)		100	110,717
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
RB, Series A-1, 0.00%, 07/01/29(d)		613	551,491
RB, Series A-1, 0.00%, 07/01/31(d)		364	300,779
RB, Series A-1, 0.00%, 07/01/33(d)		132	101,700
RB, Series A-1, 0.00%, 07/01/46(d)		2,758	930,469
RB, Series A-1, 0.00%, 07/01/51(d)		6,386	1,564,615
RB, Series A-1, 4.75%, 07/01/53		3,377	3,851,401
RB, Series A-1, 5.00%, 07/01/58		2,368	2,740,794
RB, Series A-2, 4.33%, 07/01/40		2,225	2,511,535
RB, Series A-2, 4.33%, 07/01/40		34	38,379
RB, Series A-2, 4.54%, 07/01/53		317	357,866
RB, Series A-2, 4.78%, 07/01/58		2,226	2,538,931
RB, Series B-1, 0.00%, 07/01/46(d)		477	161,206
			46,244,148
Rhode Island — 0.9%
Rhode Island Student Loan Authority, RB, AMT, Series A, 3.63%, 12/01/37		575	604,400
Tobacco Settlement Financing Corp.
Refunding RB, Series A, 5.00%, 06/01/35		400	447,631
Refunding RB, Series A, 5.00%, 06/01/40		600	669,552
Refunding RB, Series B, 4.50%, 06/01/45		750	815,016
Refunding RB, Series B, 5.00%, 06/01/50		1,040	1,151,687
			3,688,286
South Carolina — 2.0%
South Carolina Jobs EDA
RB, Series A, 5.00%, 11/15/54		210	229,890
Refunding RB, 4.00%, 11/15/27		160	170,053
Refunding RB, 5.00%, 02/01/36		1,045	1,214,766
Refunding RB, 5.00%, 02/01/38		1,000	1,160,399
Refunding RB, 5.00%, 05/01/43		730	875,654
Refunding RB, 5.25%, 11/15/52		200	214,182
South Carolina Public Service Authority
RB, Series A, 5.50%, 12/01/54		1,240	1,372,820
Refunding RB, Series A, 5.00%, 12/01/50		190	213,756
Refunding RB, Series B, 5.13%, 12/01/43		390	422,102
Refunding RB, Series B, 4.00%, 12/01/56		200	220,782
Refunding RB, Series C, 5.00%, 12/01/46		140	155,691
Refunding RB, Series E, 5.25%, 12/01/55		1,930	2,224,617
			8,474,712
Tennessee — 1.4%
Chattanooga-Hamilton County Hospital Authority, Refunding RB, Series A, 5.00%, 10/01/44		250	273,658
Franklin Health & Educational Facilities Board, Refunding RB, 7.50%, 06/01/47(b)(e)(f)		1,205	362,033
Knox County Health Educational & Housing Facility Board, Refunding RB, 5.00%, 04/01/36		690	813,479
Memphis-Shelby County IDB
Refunding TA, 5.50%, 07/01/37		360	355,878
Refunding TA, 5.63%, 01/01/46		470	450,265
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Refunding RB, 5.00%, 10/01/48		1,800	2,138,052

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Tennessee (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Refunding RB, 4.00%, 10/01/49	USD	220	$ 244,975
Refunding RB, 5.25%, 10/01/58		1,095	1,325,673
			5,964,013
Texas — 3.9%
Angelina & Neches River Authority, RB, AMT, 7.50%, 12/01/45(b)		510	510,675
Arlington Higher Education Finance Corp.
RB, 5.00%, 08/15/41		225	246,971
RB, 5.00%, 06/15/51		490	516,994
RB, 5.63%, 08/15/54(b)		1,305	1,406,555
Refunding RB, Series A, 4.00%, 08/15/46		605	655,287
Brazoria County IDC, RB, AMT, 7.00%, 03/01/39		390	433,102
Central Texas Regional Mobility Authority, RB, Series A, 5.00%, 01/01/45		500	577,101
Central Texas Turnpike System
Refunding RB, Series C, 5.00%, 08/15/37		200	221,016
Refunding RB, Series C, 5.00%, 08/15/42		250	275,398
City of Crandall, Special Assessment RB, 4.25%, 09/15/41(b)		230	256,223
City of Houston Airport System Revenue
RB, AMT, 4.00%, 07/15/41		370	395,266
RB, AMT, Series B-1, 5.00%, 07/15/35		100	108,748
Refunding RB, AMT, 4.75%, 07/01/24		400	424,379
Refunding RB, AMT, 5.00%, 07/15/27		140	162,674
Refunding RB, AMT, 5.00%, 07/01/29		500	539,006
Refunding RB, AMT, Series C, 5.00%, 07/15/27		910	1,056,200
City of San Antonio Airport System, RB, AMT, 5.00%, 07/01/45		500	566,219
County of Hays, Special Assessment RB, 7.00%, 09/15/45		250	272,068
Fort Bend County IDC, RB, Series B, 4.75%, 11/01/42		465	479,728
Mission EDC, Refunding RB, AMT, 4.63%, 10/01/31(b)		285	299,629
New Hope Cultural Education Facilities Finance Corp.
RB, 10.00%, 12/01/25(b)		695	694,773
RB, 5.00%, 08/15/49(b)		195	205,072
RB, Series A, 5.00%, 08/15/51(b)		250	285,260
New Hope Higher Education Finance Corp., RB, Series A, 5.75%, 06/15/51(b)		1,175	1,180,039
Newark Higher Education Finance Corp.
RB, 5.00%, 06/15/38		125	126,822
RB, Series A, 5.50%, 08/15/35(b)		300	342,014
North Texas Tollway Authority
Refunding RB, 4.25%, 01/01/49		1,675	1,941,087
Refunding RB, Series B, 5.00%, 01/01/40		250	261,128
Port Beaumont Navigation District
RB, AMT, 2.75%, 01/01/36(b)		240	239,567
Refunding RB, AMT, 4.00%, 01/01/50(b)		875	893,850
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49		250	269,974
Texas Transportation Commission
RB, 0.00%, 08/01/40(d)		1,000	483,343
RB, 0.00%, 08/01/42(d)		655	283,126
RB, 5.00%, 08/01/57		315	364,100
			16,973,394
Utah — 0.3%
Utah Charter School Finance Authority
RB, Series A, 5.00%, 06/15/41(b)		125	143,317
RB, Series A, 5.00%, 06/15/52(b)		160	180,134
Security		Par (000)	Value
Utah (continued)
Utah Charter School Finance Authority
RB, (Utah Charter School Credit Enhancement), 5.13%, 07/15/49(b)	USD	545	$ 545,839
Refunding RB, 5.00%, 06/15/55(b)		230	260,312
			1,129,602
Vermont — 0.3%
East Central Vermont Telecommunications District
RB, Series A, 4.75%, 12/01/40(b)		695	705,849
RB, Series A, 4.50%, 12/01/44(b)		705	713,378
			1,419,227
Virginia — 1.3%
Ballston Quarter Community Development Authority
TA, Series A, 5.00%, 03/01/26		120	122,379
TA, Series A, 5.13%, 03/01/31		230	234,594
Cherry Hill Community Development Authority, Special Assessment RB, 5.40%, 03/01/45(b)		250	264,916
Chesapeake Bay Bridge & Tunnel District, RB, 5.00%, 07/01/51		810	950,751
Fairfax County EDA, RB, Series A, 5.00%, 12/01/42		400	435,930
Henrico County EDA, Refunding RB, 4.00%, 10/01/45		235	259,041
Lexington IDA, RB, Series A, 5.00%, 01/01/48		330	349,152
Lower Magnolia Green Community Development Authority
Special Assessment RB, 5.00%, 03/01/35(b)		240	254,092
Special Assessment RB, 5.00%, 03/01/45(b)		95	99,539
Lynchburg EDA
Refunding RB, 3.00%, 01/01/51		195	203,861
Refunding RB, 4.00%, 01/01/55		135	157,099
Norfolk Redevelopment & Housing Authority
RB, 4.00%, 01/01/29		250	266,643
RB, 5.00%, 01/01/34		190	206,649
RB, 5.00%, 01/01/49		365	392,204
Virginia HDA, RB, (GNMA/FNMA/FHLMC), Series I, 2.55%, 11/01/50		1,250	1,224,827
			5,421,677
Washington — 1.6%
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 09/01/42		250	258,667
King County Public Hospital District No. 4, GO, Refunding, 5.00%, 12/01/30		200	215,610
Port of Seattle, RB, AMT, Series C, 5.00%, 04/01/40		250	277,164
Washington State Convention Center Public Facilities District
RB, 4.00%, 07/01/31		900	1,045,640
RB, 3.00%, 07/01/58		1,230	1,234,466
Washington State Housing Finance Commission
RB, Series 2021-1, Class A, 3.50%, 12/20/35		694	804,252
RB, Series A, 5.00%, 07/01/50(b)		155	177,835
RB, Series A, 5.00%, 07/01/56(b)		175	199,101
Refunding RB, 5.00%, 01/01/43(b)		1,100	1,275,596
Refunding RB, 6.00%, 01/01/45(b)		210	228,836
Refunding RB, 5.00%, 01/01/48(b)		1,000	1,150,571
			6,867,738
West Virginia — 0.1%
City of Martinsburg, RB, Series A-1, 4.63%, 12/01/43		430	467,849
Wisconsin — 5.1%
Public Finance Authority
RB, 6.25%, 10/01/31(b)		195	205,147
RB, 0.00%, 01/01/35(b)(d)		1,260	557,451

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Wisconsin (continued)
Public Finance Authority
RB, 4.50%, 01/01/35(b)	USD	725	$ 801,459
RB, 5.00%, 06/15/41(b)		210	223,518
RB, 5.00%, 11/15/41		375	455,150
RB, 5.00%, 01/01/42(b)		360	390,234
RB, 5.38%, 06/01/44(b)		245	251,469
RB, 6.85%, 11/01/46(b)		275	290,612
RB, 7.00%, 11/01/46(b)		155	164,773
RB, 5.38%, 07/15/47(b)		335	378,444
RB, 7.00%, 10/01/47(b)		195	203,938
RB, 5.50%, 12/01/48(b)(e)(f)		8	2,711
RB, 5.63%, 06/15/49(b)		1,440	1,526,873
RB, 5.00%, 04/01/50(b)		100	116,790
RB, 5.00%, 06/15/51(b)		195	200,517
RB, 5.25%, 12/01/51(b)		1,060	975,612
RB, 5.50%, 06/01/54(b)		300	306,133
RB, 5.00%, 01/01/55(b)		1,570	1,745,265
RB, 5.00%, 06/15/55(b)		550	571,701
RB, 5.00%, 06/15/55(b)		2,750	2,831,603
RB, 5.00%, 07/01/55(b)		880	959,329
RB, 5.00%, 01/01/56(b)		875	933,736
RB, 4.75%, 06/15/56(b)		445	445,147
RB, 5.00%, 06/15/56(b)		145	148,115
RB, 0.00%, 01/01/60(b)(d)		19,530	1,706,700
RB, Series A, 5.13%, 10/01/45		150	155,466
RB, Series A, 5.63%, 06/15/49(b)		885	956,815
RB, AMT, 4.00%, 09/30/51		680	753,197
RB, AMT, 4.25%, 07/01/54		1,160	1,215,011
RB, AMT, 4.00%, 03/31/56		715	785,612
Refunding RB, 5.00%, 10/01/34(b)		100	121,253
Refunding RB, 5.00%, 10/01/39(b)		165	198,084
Refunding RB, AMT, Series B, 5.00%, 07/01/42		750	764,717
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 11/01/46		270	300,575
Wisconsin Housing & EDA, RB, Series A, 4.55%, 07/01/37		165	175,299
			21,818,456
Total Municipal Bonds — 92.3% (Cost: $360,337,793)			398,683,626
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
California — 0.5%
San Diego County Regional Airport Authority
RB, AMT, Sub-Series B, 4.00%, 07/01/56(g)		535	615,187
RB, AMT, Sub-Series B, 5.00%, 07/01/56(g)		1,275	1,589,148
			2,204,335
Colorado — 0.6%
Colorado Health Facilities Authority, Refunding RB, Series A-2, 4.00%, 08/01/49(g)		2,280	2,604,007
Florida — 0.8%
Escambia County Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/15/45(g)		3,060	3,436,470
Illinois — 0.4%
Illinois Toll Highway Authority
RB, Series A, 5.00%, 01/01/40		660	754,361
RB, Series C, 5.00%, 01/01/38		1,000	1,123,879
			1,878,240
Security		Par (000)	Value
Massachusetts — 0.2%
Massachusetts HFA, Refunding RB, AMT, Series A, 4.50%, 12/01/47	USD	958	$ 1,013,038
New Jersey — 0.4%
New Jersey Higher Education Student Assistance Authority, Refunding RB, AMT, Sub-Series C, 4.25%, 12/01/50		1,540	1,648,285
New York — 3.1%
New York City Housing Development Corp.
RB, Series D-1-B, 4.25%, 11/01/45		1,000	1,046,677
Refunding RB, Series A-1, 4.15%, 11/01/38		1,550	1,700,486
New York State Dormitory Authority Personal Income Tax Revenue, Refunding RB, Series E, 5.00%, 03/15/36		3,330	3,847,082
Port Authority of New York & New Jersey
RB, AMT, Series 221, 4.00%, 07/15/60		5,015	5,693,785
Refunding RB, 194th Series, 5.25%, 10/15/55		1,000	1,151,148
			13,439,178
North Carolina — 0.4%
North Carolina Capital Facilities Finance Agency, Refunding RB, Series B, 5.00%, 10/01/55		1,000	1,158,916
North Carolina HFA Home Ownership, RB, Series 39-B, 4.00%, 01/01/48		531	563,873
			1,722,789
Oregon — 1.3%
Salem Hospital Facility Authority, Refunding RB, Series A, 4.00%, 05/15/49		5,000	5,664,215
Virginia — 0.3%
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/60(g)		920	1,073,778
Washington — 0.4%
Snohomish County Public Utilities District No. 1, RB, 5.00%, 12/01/45		1,340	1,542,801
West Virginia — 0.3%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(g)		1,215	1,381,447
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 8.7% (Cost: $35,113,052)			37,608,583
Total Long-Term Investments — 101.0% (Cost: $395,450,845)			436,292,209

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities(i)
Money Market Funds — 3.7%
Dreyfus AMT-Free Tax Exempt Cash Management, Institutional Class, 0.01%	15,891,852	$ 15,890,262
Total Short-Term Securities — 3.7% (Cost: $15,890,218)		15,890,262
Total Investments — 104.7% (Cost: $411,341,063)		452,182,471
Liabilities in Excess of Other Assets — (0.0)%		(168,316)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.7)%		(20,099,005)
Net Assets — 100.0%		$ 431,915,150
(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	When-issued security.
(d)	Zero-coupon bond.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between 06/01/26 to 07/01/29, is $5,292,410.
(h)	Represents bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)	Annualized 7-day yield as of period end.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
U.S. Treasury Bonds (30 Year)	98	03/22/22	$ 15,723	$ (150,368)
U.S. Treasury Notes (10 Year)	142	03/22/22	18,526	(134,868)
U.S. Treasury Notes (5 Year)	49	03/31/22	5,928	(27,287)
				$ (312,523)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series E Portfolio
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 398,683,626	$ —	$ 398,683,626
Municipal Bonds Transferred to Tender Option Bond Trusts	—	37,608,583	—	37,608,583
Short-Term Securities
Money Market Funds	15,890,262	—	—	15,890,262
	$ 15,890,262	$ 436,292,209	$ —	$ 452,182,471
Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$ (312,523)	$ —	$ —	$ (312,523)
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $20,066,000 are categorized as Level 2 within the fair value hierarchy.
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
EDA	Economic Development Authority
EDC	Economic Development Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GTD	Guaranteed
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDC	Industrial Development Corp.
RB	Revenue Bonds
TA	Tax Allocation